RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	3 Months Ended		12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Related Party Transaction, Expenses from Transactions with Related Party	$ 62,500	$ 76,250
Interest Expense			3,155
Debt Conversion, Original Debt, Amount	0	0	320,000	0	820,000	820,000
Proceeds from Convertible Debt	0	0	390,000	1,501,000	1,891,000	1,891,000
Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Proceeds from Convertible Debt				500,000
Related Party [Member]
Proceeds from Interest Received			6,183
Related Party [Member] | Consulting Service Agreement [Member]
Contractual Obligation		250,000
Management [Member] | Promissory Notes [Member]
Debt Conversion, Original Debt, Amount			320,000
Debt Conversion, Converted Instrument, Type			promissory notes
Debt Conversion, Converted Instrument, Amount			320,000
Management [Member] | Debentures [Member]
Debt Instrument, Convertible, Conversion Price			$ 6.00		$ 6.00
Debt Conversion, Original Debt, Amount			320,000
Debt Conversion, Converted Instrument, Type			Debentures
Debt Conversion, Converted Instrument, Amount			390,000
January 2012 Financing [Member] | Consulting Service Agreement [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 300,583	$ 294,750